Note 13 - Industry Segment Data - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022
Net sales		$ 547,542	$ 285,235
Operating profit (loss)		21,074	28,520
Gain (loss) on economic hedges of risk	$ (9,900)	9,306	(11,636)
Interest expense		(2,218)	(255)
Other income		27	1,702
TOTAL EARNINGS BEFORE INCOME TAXES		28,189	18,331
Identifiable assets		199,312	159,275
Depreciation		2,526	1,320
Capital expenditures		16,454	8,065
Coil [Member]
Net sales		61,901	54,797
Operating Segments [Member]
Operating profit (loss)		32,062	34,215
Identifiable assets		195,638	139,249
Operating Segments [Member] | Coil [Member]
Net sales		485,641	230,438
Operating profit (loss)		23,421	31,791
Identifiable assets		179,780	115,232
Depreciation		2,097	974
Capital expenditures		16,328	8,005
Operating Segments [Member] | Tubular [Member]
Net sales		61,901	54,797
Operating profit (loss)		8,641	2,424
Identifiable assets		15,858	24,017
Depreciation		330	330
Capital expenditures		125	21
Corporate, Non-Segment [Member]
General corporate expenses		(10,988)	(5,695)
Identifiable assets		3,674	20,026
Depreciation		99	16
Capital expenditures		$ 1	$ 39